Document and Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	0-3722
Entity Registrant Name	ATLANTIC AMERICAN CORPORATION
Entity Central Index Key	0000008177
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	58-1027114
Entity Address, Address Line One	4370 Peachtree Road, N.E.
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30319
City Area Code	404
Local Phone Number	266-5500
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	AAME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false